STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

November 30, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5%
Aerospace & Defense - .6%
RTX Corp., Sr. Unscd. Notes	6.00	3/15/2031	2,000,000		2,072,171
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	6,000,000		5,400,827
				7,472,998
Airlines - .6%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,534,988		3,191,554
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	4,225,000		4,174,589
				7,366,143
Automobiles & Components - .2%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	3,100,000		2,524,081
Banks - 8.1%
Bank of America Corp., Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	8,650,000	[a,b]	8,430,244
Barclays PLC, Sr. Unscd. Notes	7.39	11/2/2028	7,000,000		7,303,589
Citigroup, Inc., Sub. Notes	4.45	9/29/2027	5,100,000		4,885,750
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	2,400,000		2,382,463
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	2.25	4/28/2025	4,575,000		4,313,220
Deutsche Bank AG, Sr. Notes	6.72	1/18/2029	8,500,000		8,655,007
HSBC Holdings PLC, Sr. Unscd. Notes	4.76	6/9/2028	6,000,000	[a]	5,806,388
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	5,475,000	[a,b]	5,154,484
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	8,000,000		7,254,924
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000		5,262,016
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	4,280,000	[b,c]	4,128,090
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	6,800,000		7,102,745
Societe Generale SA, Sub. Notes	6.22	6/15/2033	8,000,000	[c]	7,507,058
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	8,000,000		8,410,648
UBS Group AG, Sr. Unscd. Notes	1.31	2/2/2027	6,500,000	[c]	5,881,881
UBS Group AG, Sr. Unscd. Notes	2.59	9/11/2025	4,825,000	[c]	4,689,754
				97,168,261
Beverage Products - .5%
Anheuser-Busch Companies LLC/Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	6,250,000		5,792,867

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Consumer Discretionary - 1.0%
Warnermedia Holdings, Inc., Gtd. Notes	3.76	3/15/2027	7,185,000		6,781,301
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	6,225,000		5,493,378
				12,274,679
Diversified Financials - 3.0%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	6,500,000		5,923,903
Aircastle Ltd., Sr. Unscd. Notes	2.85	1/26/2028	9,500,000	[c]	8,273,445
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	6,000,000		5,122,756
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,800,000		3,462,119
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,890,000		5,767,696
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	2,500,000		2,198,962
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	7,650,000	[c]	4,706,795
				35,455,676
Electronic Components - .4%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	5,500,000		4,873,019
Energy - 2.4%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	3,825,000		3,251,440
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	4,800,000		4,136,091
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	3,375,000		3,406,033
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	4,830,000		4,627,455
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	4.50	5/15/2030	4,000,000		3,777,826
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	5,750,000		5,588,684
TransCanada PipeLines Ltd., Sr. Unscd. Notes	2.50	10/12/2031	4,825,000		3,882,586
				28,670,115
Food Products - .4%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,500,000	[a]	5,064,817
Foreign Governmental - .3%
Province of Quebec, Unscd. Bonds	0.60	7/23/2025	4,000,000		3,723,847
Health Care - 1.9%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	6,000,000		5,449,474
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	3,350,000		3,281,070
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	1,605,000		1,570,604
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	7,250,000		6,510,157

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Health Care - 1.9% (continued)
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	6,520,000		6,399,274
				23,210,579
Industrial - .3%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds	3.80	12/31/2057	5,000,000	[c]	3,136,744
Information Technology - .3%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	4,790,000		4,101,955
Insurance - .6%
MetLife, Inc., Jr. Sub. Bonds, Ser. G	3.85	9/15/2025	1,900,000	[b]	1,793,529
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	6,375,000		5,179,374
				6,972,903
Internet Software & Services - 1.5%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	7,000,000		6,186,055
eBay, Inc., Sr. Unscd. Notes	1.90	3/11/2025	5,500,000		5,250,083
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	7,700,000		6,589,415
				18,025,553
Media - .4%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	5,120,000		5,221,588
Metals & Mining - .6%
Glencore Funding LLC, Gtd. Notes	2.63	9/23/2031	4,775,000	[c]	3,844,741
Nucor Corp., Sr. Unscd. Notes	4.30	5/23/2027	2,875,000		2,802,914
				6,647,655
Municipal Securities - .2%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	3,000,000		2,341,990
Real Estate - .9%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.95	3/15/2034	4,775,000		3,768,468
Prologis LP, Sr. Unscd. Notes	2.25	1/15/2032	2,825,000		2,251,557
Prologis LP, Sr. Unscd. Notes	4.75	6/15/2033	1,900,000		1,815,219
Simon Property Group LP, Sr. Unscd. Notes	2.65	2/1/2032	4,000,000		3,254,408
				11,089,652
Retailing - .8%
McDonald's Corp., Sr. Unscd. Notes	4.95	8/14/2033	4,800,000	[a]	4,763,641
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	5,595,000		4,404,022
				9,167,663
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	4,000,000	[c]	3,290,278
Broadcom, Inc., Sr. Unscd. Notes	3.19	11/15/2036	6,000,000	[c]	4,587,229

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Semiconductors & Semiconductor Equipment - 1.9% (continued)
Foundry JV Holdco LLC, Sr. Scd. Notes	5.88	1/25/2034	5,275,000	[c]	5,232,132
Microchip Technology, Inc., Sr. Unscd. Notes	0.97	2/15/2024	3,000,000		2,970,190
Microchip Technology, Inc., Sr. Unscd. Notes	0.98	9/1/2024	2,000,000		1,930,079
NXP BV/NXP Funding LLC, Gtd. Notes	5.35	3/1/2026	4,500,000		4,482,837
				22,492,745
Technology Hardware & Equipment - .3%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	4,800,000		3,414,600
Telecommunication Services - 1.3%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	7,000,000		5,678,938
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	6,675,000		4,711,877
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	8,498,000		5,223,079
				15,613,894
Transportation - .4%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	5,000,000		4,853,113
U.S. Government Agencies Collateralized Municipal-Backed Securities - .4%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	5,618,178		4,445,258
U.S. Government Agencies Mortgage-Backed - 27.7%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			5,371,473	[d]	3,861,250
2.00%, 8/1/2041-2/1/2052			38,344,585	[d]	29,672,386
2.50%, 12/1/2035-12/1/2051			48,275,562	[d]	41,016,889
3.00%, 11/1/2051-1/1/2052			13,949,054	[d]	11,849,842
3.50%, 1/1/2052-3/1/2052			13,835,211	[d]	12,172,043
4.00%, 1/1/2052			9,213,631	[d]	8,380,784
5.00%, 11/1/2052-6/1/2053			14,418,594	[d]	13,933,738
5.50%, 1/1/2053-9/1/2053			26,206,371	[d]	25,887,589
Federal National Mortgage Association:
1.50%, 1/1/2042			5,443,861	[d]	4,291,765
2.00%, 10/1/2050-1/1/2052			44,655,271	[d]	34,956,672
2.50%, 6/1/2051-11/1/2051			35,310,247	[d]	28,564,644
3.00%, 1/1/2035-6/1/2052			24,462,831	[d]	21,422,920
3.50%, 3/1/2052			12,144,383	[d]	10,721,428
4.00%, 4/1/2052-6/1/2052			14,617,071	[d]	13,289,345
4.50%, 3/1/2050-10/1/2052			14,831,581	[d]	13,958,357
6.00%, 9/1/2053			6,826,256	[d]	6,854,788

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
U.S. Government Agencies Mortgage-Backed - 27.7% (continued)
Government National Mortgage Association II:
2.00%, 8/20/2051-9/20/2051			8,616,624		6,623,207
2.50%, 5/20/2051			11,190,691		9,079,519
3.00%, 6/20/2050-11/20/2051			15,442,228		13,369,072
3.50%, 1/20/2052			5,461,414		4,885,637
4.00%, 2/20/2051-6/20/2051			8,301,248		7,533,218
4.50%, 7/20/2052			8,457,297		8,012,856
				330,337,949
U.S. Treasury Securities - 41.5%
U.S. Treasury Bonds	2.88	5/15/2052	2,750,000		2,020,283
U.S. Treasury Bonds	3.00	8/15/2052	18,500,000		13,960,274
U.S. Treasury Bonds	3.63	5/15/2053	12,390,000		10,579,898
U.S. Treasury Bonds	3.63	2/15/2053	12,500,000		10,667,969
U.S. Treasury Bonds	3.88	2/15/2043	19,900,000		17,757,252
U.S. Treasury Bonds	4.00	11/15/2052	22,940,000		20,973,970
U.S. Treasury Bonds	4.13	8/15/2053	9,250,000		8,653,086
U.S. Treasury Bonds	4.38	8/15/2043	1,550,000		1,481,945
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	6,370,900	[e]	5,979,594
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	9,982,400	[e]	9,287,252
U.S. Treasury Notes	0.75	4/30/2026	8,000,000		7,312,344
U.S. Treasury Notes	1.75	12/31/2026	7,000,000		6,469,121
U.S. Treasury Notes	2.38	5/15/2027	18,300,000		17,113,717
U.S. Treasury Notes	2.50	3/31/2027	19,500,000		18,358,945
U.S. Treasury Notes	2.50	2/28/2026	15,000,000		14,330,273
U.S. Treasury Notes	2.63	1/31/2026	14,500,000	[a]	13,906,406
U.S. Treasury Notes	2.88	4/30/2029	15,155,000		14,080,534
U.S. Treasury Notes	3.13	11/15/2028	1,685,000		1,593,839
U.S. Treasury Notes	3.25	6/30/2027	12,615,000		12,139,227
U.S. Treasury Notes	3.25	6/30/2029	25,750,000		24,340,791
U.S. Treasury Notes	3.38	5/15/2033	14,500,000	[a]	13,401,172
U.S. Treasury Notes	3.50	1/31/2028	5,265,000		5,093,785
U.S. Treasury Notes	3.50	1/31/2030	9,295,000		8,860,023
U.S. Treasury Notes	3.50	4/30/2030	10,000,000		9,516,797
U.S. Treasury Notes	3.50	2/15/2033	23,500,000		21,965,156
U.S. Treasury Notes	3.63	3/31/2030	21,545,000		20,655,427
U.S. Treasury Notes	3.75	5/31/2030	15,000,000		14,475,000
U.S. Treasury Notes	4.00	2/28/2030	13,000,000		12,734,160
U.S. Treasury Notes	4.00	2/29/2028	4,200,000	[a]	4,142,742
U.S. Treasury Notes	4.00	7/31/2030	17,000,000		16,637,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
U.S. Treasury Securities - 41.5% (continued)
U.S. Treasury Notes	4.13	8/31/2030	18,500,000	[a]	18,234,063
U.S. Treasury Notes	4.13	11/15/2032	2,115,000		2,076,583
U.S. Treasury Notes	4.25	12/31/2024	10,000,000		9,904,492
U.S. Treasury Notes	4.38	8/31/2028	10,250,000		10,278,228
U.S. Treasury Notes	4.50	11/15/2025	3,950,000		3,934,185
U.S. Treasury Notes	4.50	11/30/2024	5,500,000		5,462,235
U.S. Treasury Notes	4.63	2/28/2025	10,345,000		10,292,467
U.S. Treasury Notes	4.63	6/30/2025	9,000,000		8,966,602
U.S. Treasury Notes	4.75	7/31/2025	25,000,000		24,960,937
U.S. Treasury Notes	4.88	10/31/2028	17,000,000	[a]	17,419,688
U.S. Treasury Notes	5.00	8/31/2025	25,000,000		25,078,613
				495,096,497
Total Bonds and Notes (cost $1,280,605,177)			1,176,556,841

Preferred Stocks - .4%
Telecommunication Services - .4%
AT&T, Inc., Ser. A (cost $6,500,000)	5.00		260,000	[b]	5,215,600
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,616,817)	5.41		7,616,817	[f]	7,616,817

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,555,151)	5.41		11,555,151	[f]	11,555,151
Total Investments (cost $1,306,277,145)			100.6%	1,200,944,409
Liabilities, Less Cash and Receivables			(0.6%)	(6,650,744)
Net Assets			100.0%	1,194,293,665

a Security, or portion thereof, on loan. At November 30, 2023, the value of the fund’s securities on loan was $70,060,022 and the value of the collateral was $72,210,540, consisting of cash collateral of $11,555,151 and U.S. Government & Agency securities valued at $60,655,389. In addition, the value of collateral may include pending sales that are also on loan.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities were valued at $55,278,147 or 4.63% of net assets.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	340,611,300	-	340,611,300
Equity Securities - Preferred Stocks	5,215,600	-	-	5,215,600
Foreign Governmental	-	3,723,847	-	3,723,847
Investment Companies	19,171,968	-	-	19,171,968
Municipal Securities	-	2,341,990	-	2,341,990
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	4,445,258	-	4,445,258
U.S. Government Agencies Mortgage-Backed	-	330,337,949	-	330,337,949
U.S. Treasury Securities	-	495,096,497	-	495,096,497

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2023, accumulated net unrealized depreciation on investments was $105,332,736, consisting of $3,090,747 gross unrealized appreciation and $108,423,483 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.